Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
Office equipment, gross	$ 5,418	$ 5,456
Less: accumulated depreciation	(4,131)	(3,424)
Office equipment, net	$ 1,287	$ 2,032